G2 Information regarding members of the Board of Directors and Group management	12 Months Ended
Dec. 31, 2018
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G2 Information regarding members of the Board of Directors and Group management

G2 Information regarding members of the Board of Directors and Group management

Remuneration to the Board of Directors

Remuneration to members of the Board of Directors

SEK	Board fees	Number of synthetic shares/ portion of Board fee	Value at grant date of synthetic shares allocated in 2018	Number of previously allocated synthetic shares outstanding		Net change in value of synthetic shares 1)		Committee fees	Total fees paid in cash 2)	Total remuneration 2018
			A			B			C	(A+B+C)
Board member
Ronnie Leten	4,075,000	30,969/50%	2,037,330	—		375,654		375,000	2,412,500	4,825,484
Helena Stjernholm	990,000	7,523/50%	494,909	19,754		494,201		175,000	670,000	1,659,110
Jacob Wallenberg	990,000	11,285/75%	742,396	28,390		748,678		175,000	422,500	1,913,574
Jon Fredrik Baksaas	990,000	11,285/75%	742,396	12,992		307,523		200,000	447,500	1,497,419
Jan Carlson	990,000	11,285/75%	742,396	12,992		307,523		425,000	672,500	1,722,419
Nora Denzel	990,000	3,761/25%	247,422	9,819		276,017		425,000	1,167,500	1,690,939
Börje Ekholm	—	—	—	24,789		737,547		—	—	737,547
Eric A. Elzvik	990,000	3,761/25%	247,422	4,330		102,491		350,000	1,092,500	1,442,413
Kurt Jofs	990,000	11,285/75%	742,396	—		136,887		350,000	597,500	1,476,783
Kristin S. Rinne	990,000	3,761/25%	247,422	16,056		352,161		200,000	447,500	1,047,083
Employee Representatives
Torbjörn Nyman	31,500	—	—	—		—		—	31,500	31,500
Kjell-Åke Soting	40,500	—	—	—		—		—	40,500	40,500
Roger Svensson	48,000	—	—	—		—		—	48,000	48,000
Karin Åberg 3)	13,500	—	—	—		—		—	13,500	13,500
Per Holmberg (deputy) 4)	1,500	—	—	—		—		—	1,500	1,500
Tomas Lundh (deputy) 5)	7,500	—	—	—		—		—	7,500	7,500
Anders Ripa (deputy)	21,000	—	—	—		—		—	21,000	21,000
Loredana Roslund (deputy)	21,000	—	—	—		—		—	21,000	21,000

Total	12,179,500	94,915	6,244,089	129,122		3,838,682		2,675,000	8,114,500	18,197,271

Total	12,179,500	94,915	6,244,089	153,178	7)	4,393,522	7)	2,675,000	8,114,500	18,752,111	7)

1)	The difference in value as of the time for payment, compared to December 31, 2017, for synthetic shares allocated in 2013 (for which payment was made in 2018).

The difference in value as of December 31, 2018 compared to December 31, 2017, for synthetic shares allocated in 2014, 2015, 2016 and 2017. Calculated on a share price of SEK 77.92. The difference in value as of December 31, 2018, compared to grant date for synthetic shares allocated in 2018.

The value of synthetic shares allocated in 2014, 2015, 2016 and 2017 includes respectively SEK 3.40, SEK 3.70, SEK 1.00 and SEK 1.00 per share in compensation for dividends resolved by the Annual General Meetings 2015, 2016, 2017 and 2018 and the value of the synthetic shares allocated in 2013 includes dividend compensation for dividends resolved in 2014, 2015, 2016 and 2017.

2)	Committee fee and cash portion of the Board fee.
3)	Left the Board in connection with the Annual General Meeting of shareholders 2018.
4)	Joined the Board in November 2018.
5)	Left the Board in September 2018.
6)	Excluding social security charges in the amount of SEK 4,176,652.
7)	Including synthetic shares previously allocated to the former Directors Kristin Skogen Lund and Sukhinder Singh Cassidy.

Comments to the table

•	The Chair of the Board was entitled to a Board fee of SEK 4,075,000 and a fee of SEK 200,000 as Chair of the Finance Committee and a fee of SEK 175,000 as member of the Remuneration Committee.

•	The other Directors elected by the Annual General Meeting were entitled to a fee of SEK 990,000 each. In addition, the Chair of the Audit and Compliance Committee was entitled to a fee of SEK 350,000 and the other non- employee members of the Audit and Compliance Committee were entitled to a fee of SEK 250,000 each. The Chairs of the Finance, Remuneration and Technology and Science Committees were entitled to a fee of SEK 200,000 each and the other non-employee members of these Committees were entitled to a fee of SEK 175,000 each.

•	Members of the Board, who are not employees of the Company, have not received any remuneration other than the fees and synthetic shares as above. None of the Directors have entered into a service contract with the Parent Company or any of its subsidiaries, providing for termination benefits.

•	Members and deputy members of the Board who are Ericsson employees received no remuneration or benefits other than their entitlements as employees and a fee to the employee representatives and their deputies of SEK 1,500 per attended Board meeting and Committee meeting.

•	The Annual General Meeting 2018 resolved that non-employee Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, with a value corresponding to 75% of the Board fee at the time of allocation, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.

The number of synthetic shares allocated is based on a volume-weighted average of the market price of Ericsson Class B shares on Nasdaq Stock-holm during the five trading days immediately following the publication of Ericsson’s interim report for the first quarter 2018; SEK 65,79. The number of synthetic shares is rounded down to the nearest whole number of shares.

The synthetic shares are vested during the Directors’ term of office and the right to receive payment with regard to the allocated synthetic shares occurs after the publication of the Company’s year-end financial statement during the fifth year following the Annual General Meeting which resolved on the synthetic share program, i.e., in 2023. The amount payable shall be determined based on the volume-weighted average price for shares of Class B during the five trading days immediately following the publication of the year-end financial statement.

Synthetic shares were allocated to members of the Board for the first time in 2008 and have been allocated annually since then on equal terms and conditions. Payment based on synthetic shares allocated in 2013 occurred in 2018. The amounts paid in 2018 under the synthetic share programs were determined based on the volume-weighed average price for shares of Class B on Nasdaq Stockholm during the five trading days immediately following the publication of the year-end financial statements for 2017: SEK 51.71 and totalled SEK 880,722 excluding social security charges. The payments made do not constitute a cost for the Company in 2018. The Company’s costs for the synthetic shares have been disclosed each year and the net change in value of the synthetic shares for which payment was made in 2018, is disclosed in the table “Remuneration to members of the Board of Directors” on page 81.

The value of all outstanding synthetic shares fluctuates in line with the market value of Ericsson’s Class B share and may differ from year to year compared to the original value on their respective grant dates. The change in value of the outstanding synthetic shares is established each year and affects the total recognized costs that year. As of December 31, 2018, the total outstanding number of synthetic shares under the programs is 248,093 and the total accounted debt is SEK 19,765,326.

Remuneration to the Group management

The Company’s costs for remuneration to the Group management are the costs recognized in the Income statement during the fiscal year. These costs are disclosed under “Remuneration costs” below.

Costs recognized during a fiscal year in the Income statement are not fully paid by the Company at the end of the fiscal year. The unpaid amounts that the Company has in relation to the Group management are disclosed under “Outstanding balances.”

Guidelines for remuneration to Group management 2018

For Group management consisting of the Executive Team (ET), including the President and CEO, total remuneration consists of fixed salary, short- and long-term variable compensation, pension and other benefits. The following guidelines apply to the remuneration of the Executive Team:

•	Variable compensation is in cash and stock-based programs awarded against specific business targets derived from the long-term business plan approved by the Board of Directors. Targets may include share-price related or financial targets at either Group or unit level, operational targets, employee engagement targets or customer satisfaction targets.

•	All benefits, including pension benefits, follow the competitive practice in the home country taking total compensation into account.

•	By way of exception, additional arrangements can be made when deemed necessary. An additional arrangement can be renewed but each such arrangement shall be limited in time and shall not exceed a period of 36 months and twice the remuneration that the individual would have received had no additional arrangement been made.

•	The standard mutual notice period is no more than six months. Upon termination of employment by the Company, severance pay amounting to a maximum of 18 months fixed salary is paid. Notice of termination given by the employee due to significant structural changes, or other events that in a determining manner affect the content of work or the condition for the position, is equated with notice of termination served by the Company.

•	On a case to case basis, the mutual notice period can be increased to no more than 12 months in which case there will be a corresponding reduction in severance pay (where applicable). In all circumstances, fixed salary during the notice period plus any severance pay payable will not together exceed an amount equivalent to the individual’s 24 months fixed salary.

Remuneration costs

The total remuneration to the President and CEO and to other members of the Group management, consisting of the ET, includes fixed salary, short- and long-term variable compensation, pension and other benefits. These remuneration elements are based on the guidelines for remuneration to Group management as approved by the Annual General Meeting (AGM) of shareholders held in 2018: see the approved guidelines in the previous section “Guidelines for remuneration to Group management 2018.”

Remuneration costs for the President and CEO and other members of Executive Team (ET)

SEK	President and CEO 2018	President and CEO 2017	Other members of ET 2018	Other members of ELT 2017	Total 2018	Total 2017
Salary 1)	15,362,592	14,379,170	87,557,407	108,135,646	102,919,999	122,514,816
Termination benefits	—	—	8,977,037	54,023,816	8,977,037	54,023,816
Annual variable remuneration provision earned for the year	—	—	26,041,833	7,331,278	26,041,833	7,331,278
Long-term variable compensation provision	18,351,265	6,119,323	16,549,282	9,840,643	34,900,547	15,959,966
Pension costs 2)	7,890,372	7,528,073	31,776,195	31,592,635	39,666,567	39,120,708
Other benefits	424,513	318,187	11,785,239	17,311,905	12,209,752	17,630,092
Social charges and taxes	13,205,431	8,894,255	51,255,788	52,086,808	64,461,219	60,981,063

Total	55,234,173	37,239,008	233,942,781	280,322,731	289,176,954	317,561,739

1)	Includes compensation for unused vacation days.
2)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.

Comments to the table

•	Fredrik Jejdling appointed as Executive Vice President by the Board of Directors effective November 7, 2017, did not act as deputy to the President and CEO in 2018. Information regarding Fredrik Jejdling is included in the group “Other members of ET.”

•	The group “Other members of ET” comprises of the following persons: MajBritt Arfert, Arun Bansal, Niklas Heuveldop, Chris Houghton, Rafiah Ibrahim, Fredrik Jejdling, Peter Laurin, Carl Mellander, Nunzio Mirtillo, and Helena Norrman. In addition, Jan Karlsson joined ET on February 1, 2018, and Xavier Dedullen, Erik Ekudden and Åsa Tamsons joined ET on April 1, 2018. Elaine Weidman-Grunewald (left ET effective February 1, and Ericsson July 31, 2018), Ulf Ewaldsson (left ET effective February 1, and Ericsson December 31, 2018) and Nina Macpherson (left ET and Ericsson effective March 31, 2018 due to retirement).

•	The salary stated in the table for the President and CEO and other members of the ET includes vacation pay paid during 2018 as well as other contracted compensation expenses in 2018.

•	“Long-term variable compensation provision” refers to the compensation costs for all outstanding share-based plans for full year 2018.

•	For members of the ET employed in Sweden before 2011, a supplementary plan is applied in addition to the occupational pension plan for salaried staff on the Swedish labor market (ITP) with pension payable from the age of 60 years. These pension plans are not conditional upon future employment at Ericsson.

Outstanding balances

The Company has recognized the following liabilities relating to unpaid remunerations in the Balance sheet:

•	Ericsson’s commitments for defined benefit based pensions as of December 31, 2018, for other members of ET under IAS 19 amounted to SEK 56.0 (45.7) million of which SEK 45.2 (37.0) million refers to the ITP and early retirement, and the remaining SEK 10.9 (8.7) million to disability and survivors’ pensions. The President and CEO does not have a Swedish defined benefit based pension plan, hence, Ericsson bears no commitment.

•	For previous Presidents and CEOs, the Company has made provisions for defined benefit pension plans in connection with their active service periods within the Company.